Cost of revenues - Schedule of cost of revenuues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	$ 92,637	$ 99,913	$ 115,667
Bandwidth costs [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	62,384	57,093	48,118
Cost of inventories sold [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	1,660	7,181	31,634
Cost of live streaming [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	15,640	20,734	23,928
Depreciation of servers and other equipment [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	6,247	5,198	5,018
Payment handling charges [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	1,459	1,658	3,016
Other Cost of revenues [Member]
Contract Liabilities And Deferred Income [Line Items]
Cost of revenues	$ 5,247	$ 8,049	$ 3,953